Registration No. 33-23494
                                                              File No. 811-5584

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                     [X]

Pre-Effective Amendment No. _____                             [   ]

Post-Effective Amendment No. 16                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                     [X]

Amendment No. 18                                                [X]

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                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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              (Address of Principal Executive Offices) (Zip Code)

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                                1-800-525-9310
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             (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph (b)
[ ] On  _______________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] On October 27, 2000 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Centennial New York Tax Exempt Trust

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Prospectus dated November 1, 2000

                                    Centennial  New York Tax  Exempt  Trust is a
                                    money  market  mutual  fund.  It  seeks  the
                                    maximum  current income exempt from federal,
                                    New  York  State  and New York  City  income
                                    taxes  for   individual   investors   as  is
                                    consistent with preservation of capital. The
                                    Trust  invests in  short-term,  high quality
                                    "money market" securities.

                                    This Prospectus contains
                                    important information about the
As with all mutual funds, the       Trust's objective, its
Securities and Exchange Commission  investment policies, strategies
has not approved or disapproved     and risks.  It also contains
the Trust's securities nor has it   important information about how
determined that this Prospectus is  to buy and sell shares of the
accurate or complete.  It is a      Trust and other account
criminal offense to represent       features.  Please read this
otherwise.                          Prospectus carefully before you
                                    invest and keep it for future
                                    reference about your account.
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                                            (logo) OppenheimerFunds
                                            The Right Way to Invest

CONTENTS

                A B O U T  T H E  T R U S T

                The Trust's Investment Objective and Strategies

                Main Risks of Investing in the Trust

                The Trust's Past Performance

                Fees and Expenses of the Trust

                About the Trust's Investments

                How the Trust is Managed

                A B O U T  Y O U R  A C C O U N T

                How to Buy Shares

                How to Sell Shares
                By Mail
                By Telephone
                By Checkwriting

                How to Exchange Shares

                Shareholder Account Rules and Policies

                Dividends and Tax Information

                Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE? The Trust seeks the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital.

WHAT DOES THE TRUST MAINLY INVEST IN? The Trust is a money market fund. It invests in a variety of high-quality money market securities to seek income. Money market securities are short-term debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, commercial paper, other corporate debt obligations and government debt obligations with maturities not in excess of 397 days from the date of purchase (if approved by shareholders, as described below).

WHO IS THE TRUST DESIGNED FOR? The Trust may be appropriate for investors who want to earn income exempt from federal, New York State and New York City income taxes at current money market rates while preserving the value of their investment. The Trust is managed to keep its share price stable at $1.00. Income on short-term securities tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust also offers easy access to your money through checkwriting and wire redemption privileges. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Trust is a money market fund that seeks income by investing in short-term debt securities that must meet strict standards set by its Board of Trustees following rules for money market funds under federal law. These include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Trust's securities and diversifying the Trust's investments among issuers to reduce the effects of a default by any one issuer on the value of the Trust's shares.

      Even so, there are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall. If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. As a result, there is a risk that the Trust's shares could fall below $1.00 per share.

     Risks of Non-Diversification -- Investments in New York Municipal Securities. The Trust is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as municipal securities issued by the State of New York. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in New York. However, the Trust is currently subject to certain diversification requirements under rules for money market funds under federal law. The Trust's investment manager, Centennial Asset Management Corporation, tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. However, an investment in the Trust is not a complete investment program. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.


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An investment  in the Trust is not insured or guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to
lose        money        by         investing        in        the        Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last ten calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Trust's past investment performance is not necessarily an indication of how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/00 through 9/30/00 the cumulative total return was --%.
During the period shown in the bar chart, the highest return for a calendar quarter was ____% (___th Q '___) and the lowest return for a calendar quarter was ____% (___th Q '___).

Average Annual Total Returns
for the periods ended December 31, 1999        1 Year    5 Years    10 Years
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                                         ---------         ----------
Centennial New York Tax Exempt Trust           ______%    _____%    _____%
(inception 01/04/89)
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The returns in the table measure the  performance of a hypothetical  account and assume that all dividends have been reinvested in additional shares. The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.

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To obtain the  Trust's  current  7-day  yield,  please call the  Transfer  Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2000.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                        _____%
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 Service (12b-1) Fees                   ______%
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 Other Expenses                         ______%
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 Total Annual Operating Expenses        ______%
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"Other expenses" in the table include  transfer agent fees,  custodial fees, and accounting and legal expenses the Trust pays.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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                            1 year    3 years   5 years   10 years
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                            $----     $-----    $-----    $-------
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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES. In seeking maximum current income exempt from federal, New York State and New York City income taxes as is consistent with the preservation of capital, the Trust invests in short-term money market securities meeting quality, maturity and diversification standards established for money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

What Types of Money Market Securities Does the Trust Invest In? The following is a brief description of the types of money market securities the Trust may invest in. Money market instruments are high-quality, short-term debt instruments that may be issued by the U.S. government, domestic and foreign corporations, banks or other entities. They may have fixed, variable or floating interest rates. The Trust normally attempts to invest 100% of its assets and will invest at least 80% of its assets in municipal securities. The Trust will invest at least 65% of its total assets in obligations of the State of New York and its political subdivisions, agencies and instrumentalities or obligations of commonwealths or territories of the United States, the interest from which is not subject to New York State and New York City personal income tax in the opinion of bond counsel to the respective issuer. As a fundamental policy, the Trust will not make any investment that will reduce the portion of its total assets that are invested in municipal securities to less than 80%. The balance of the Trust's assets may be invested in securities, the income from which may be taxable. The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user, and certain temporary investments. These investments are described below under "Other Investment Strategies" or in the Statement of Additional Information. Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

   o Municipal Securities. The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations if the interest paid on the security is not subject to federal individual income tax in the opinion of bond counsel to the issuer. These are debt obligations issued by or on behalf of the State of New York, other states and the District of Columbia, their political subdivisions (such as cities, towns and counties), or any commonwealth or territory of the United States, or their agencies, instrumentalities and authorities. All of these types of debt obligations are referred to as "municipal securities" in this Prospectus. All municipal securities in which the Trust invests must have, or, pursuant to regulations adopted by the Securities and Exchange Commission, be deemed to have, remaining maturities not in excess of 397 days from the date the Trust purchases them (if approved by shareholders).

      Additionally,  the Trust may buy other money market  instruments  that its
Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. The Trust may buy an unrated security that otherwise meets those qualifications.

What Credit Quality and Maturity Standards Apply to the Trust's Investments? Debt instruments, including money market instruments, are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust may buy only those securities that meet standards set in the Investment Company Act for money market funds. The Trust's Board has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, those procedures require that securities be rated in one of the two highest short-term rating categories of two national rating organizations. Some of the Trust's investment restrictions are more restrictive than the standards that apply to all money market funds. For example, investments in unrated municipal securities will not exceed 20% of the Trust's total assets. At least 95% of the Trust's assets must be invested in securities of issuers with the highest credit rating. No more than 5% of the Trust's assets can be invested in securities with the second highest credit rating. In some cases, the Trust can buy securities rated by one rating organization or unrated securities that the Manager judges to be comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. Currently, as a fundamental policy, the Trust may not invest in any debt instrument having a maturity in excess of one year from the date of the investment. However, shareholders have been requested to approve an amendment to this policy whereby no security's maturity will exceed 397 days from the date of the investment. If the change is not approved by shareholders, the Manager will supplement this Prospectus to reflect that the changes were not approved. Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change? The Trust's Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares. The Trust's investment objective is a fundamental policy. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that a particular policy is fundamental.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Trust can also use the investment techniques and strategies described below. The Trust may not always use all of them. These techniques have risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

Floating Rate/Variable Rate Notes. The Trust can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of a note is in excess of 397 days from the date of purchase (if approved by shareholders), it may be purchased if it has a demand feature. That feature must permit the Trust to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase (if approved by shareholders).

"When-Issued" and "Delayed-Delivery" Transactions. The Trust can purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed- delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Trust does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Trust or additional costs.

DemandFeatures and Guarantees. The Trust may invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements. A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security. Demand features and guarantees can effectively:
o     shorten the maturity of a variable or floating rate security,
o     enhance the security's credit quality and
o     enhance the ability to sell the security.

      The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature. When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust. Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Repurchase  Agreements.  The Trust may enter into  repurchase  agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trusts net assets to be subject to repurchase agreements having a maturity beyond seven days. Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

How the Trust is Managed

THE MANAGER. The Manager, Centennial Asset Management Corporation, a wholly-owned subsidiary of OppenheimerFunds, Inc., chooses the Trust's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978. The Manager and its affiliates managed more than $_____ billion in assets as of _________, including private accounts and investment companies having more than ___ million shareholder accounts. The Manager is located at 6803 South Tucson Way, Englewood, Colorado 80112.

Portfolio Manager.  Michael Carbuto is the portfolio manager of the Trust.
      He is the person principally responsible for the day-to-day management of the Trust's portfolio. Mr. Carbuto has had this responsibility since October 1987. Mr. Carbuto is a Vice President of OppenheimerFunds, Inc. and is an officer and portfolio manager of other funds for which the Manager serves as investment advisor.

Advisory Fees. The management fee is payable monthly to the Manager under the terms of the Trust's Investment advisory agreement. That fee is computed on the average annual net assets of the respective Trust as of the close of each business day and the following annual rates: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.400% of the of net assets in excess of $1 billion. Centennial New York Tax Exempt Trust's management fee for the fiscal year ended June 30, 2000 was .___% of the Trust's average annual net assets.

      For further information about the investment advisory agreement, including a description of expense assumption arrangements with the Manager, see the Statement of Additional Information.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD? Shares of the Trust are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Trust will maintain a stable net asset value of $1.00 per share.

     The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor as described below.

How is the Trust's Net Asset Value Determined? The net asset value of shares of the Trust is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

     The net asset value per share is determined by dividing the value of the Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.

     The shares of the Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other Oppenheimer funds that offer more than one class of shares.

HOW MUCH MUST YOU INVEST? You can open an account with a minimum initial investment described below depending on how you buy and pay for your shares. You can make additional purchases at any time with as little as $25. The minimum investment requirements do not apply to reinvesting distributions from the Trust or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED?  Investors can buy shares in one of several ways:

   1. Buying  Shares  Through  a  Dealer's  Automatic  Purchase  and  Redemption
      Program: Investors can buy shares of the Trust through a broker-dealer that has a sales agreement with that Trust's Distributor or Sub-Distributor that allows shares to be purchased through the dealer's Automatic Purchase and Redemption Program. Shares of the Trust are sold mainly to customers of participating dealers that offer the Trusts' shares under these special purchase programs. If you participate in an Automatic Purchase and Redemption Program established by your dealer, your dealer buys shares of the Trust for your account with the dealer. Program participants should also read the description of the program provided by their dealer.

   2. Buying Shares Through Your Dealer: Investors who do not participate in an Automatic Purchase and Redemption Program can buy shares through any broker-dealer that has a sales agreement with the Distributor or the Sub-Distributor. Your dealer will place your order with the Distributor on your behalf.

   3. Buying Shares Directly Through the Distributor: Investors can also purchase shares directly through the Trusts' Distributor. Investors who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

      The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs. The Distributor, in its sole discretion, may reject any purchase order for shares of the Trust.

HOW ARE SHARES PURCHASED THROUGH AUTOMATIC PURCHASE AND REDEMPTION PROGRAMS? If you buy shares through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares of the Trust for your Program Account and will hold your shares in your broker-dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment  Procedures.  Some  broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of the Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker-dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of the Trust.

   1. If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. (All references to time in this Prospectus mean "New York time.") Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

   2. If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

   3. If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal
      Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES THROUGH THE DISTRIBUTOR? Direct shareholders can buy shares of the Trust by completing a Centennial Funds New Account Application and sending it to Centennial Asset Management Corporation, P.O. Box 5143, Denver, Colorado 80217. Payment must be made by check or by Federal Funds wire as described below. If you don't list a dealer on the application, OppenheimerFunds Distributor, Inc., the Sub-Distributor, will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you. Direct shareholders can also order shares through their dealer or broker.

      The Trust intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue distributions after the Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check. Direct shareholders may pay for purchases of shares of the Trust by check. Send your check, payable to "Centennial Asset Management Corporation," along with your Application and other documents to the address on the back cover. For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Distributor is able to convert the purchase payment to Federal Funds. In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made. The minimum initial investment for direct shareholders by check is $500.

Payment by Federal  Funds Wire.  Direct  shareholders  may pay for  purchases of shares of the Trust by Federal Funds wire. You must also forward your Application and other documents to the address on the back cover. Before sending a wire, call the Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the Distributor of the wire, and to receive further instructions.

     Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the Application are received by the Distributor and accepted by 12:00 Noon. If the Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M on the purchase date, distributions will begin to accrue on the shares on the next regular business day. The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans. Direct shareholders can purchase shares of the Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution. Details are in the Automatic Investment Plan Application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plan. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

How to Sell Shares

Shares can be sold (redeemed) on any regular business day. Orders to sell shares will receive the next net asset value per share calculated after the order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Trust's Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker-dealer firm, or you can redeem shares by writing checks as described below. You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account. You may also arrange (but only through your broker-dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES? Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests  Require a Signature  Guarantee.  To protect  Investors and the
      Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (there may also be other situations that require a signature guarantee):
   o You wish to redeem $100,000 or more and receive a check o The redemption check is not payable to all Investors listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to an account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can Direct  Shareholders  Have Their Signatures  Guaranteed?  The Transfer
      Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a "letter of instructions" that includes:
   o  Your name
   o  The Trust's name
   o Your account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
   o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

----------------------------------------------------------------------
----------------------------------- ---------------------------------
Use the following address for       Send courier or express mail
----------------------------------- requests to:
requests by mail:                   Shareholder Services, Inc.
Shareholder Services, Inc.          10200 E. Girard Avenue, Building
P.O. Box 5143                       D
Denver, Colorado 80217-5270         Denver, Colorado 80231
                                    ----------------------------------

How Can Direct Shareholders Sell Shares by Telephone? Direct shareholders and their dealer representative of record may both sell shares by telephone. To receive the redemption price calculated on a particular regular business day, the Transfer Agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate by telephone. To redeem shares through a service representative, call
      1.800.525.9310. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Automatic Withdrawal and Exchange Plans. The Trust has several plans that enable direct shareholders to sell shares automatically or exchange them to another eligible fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Can I Submit Transaction Requests by Fax? Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

SENDING REDEMPTION PROCEEDS BY WIRE. While the Trust normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at
1.800.525.9310. If you hold your shares through your dealer's Automatic Purchase and Redemption Program, you must contact your dealer to arrange a Federal Funds wire.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT? Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their dealers. Direct shareholders may write checks against their account by requesting that privilege on the account Application or by contacting the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Investors with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o Checks cannot be paid if they are written for more than your account value.
   o You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES? The Trust does not charge a fee to redeem shares of the Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or Oppenheimer fund (except Oppenheimer Cash Reserves). Generally, there is no fee to redeem shares of the Trust bought by exchange of shares of another Centennial Trust or Oppenheimer fund. However,

   1. if you acquired shares of the Trust by exchanging Class A shares of another Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and

   2. those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then

   3. you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of the Trust can be exchanged for shares of certain other Centennial or Oppenheimer funds, depending on whether you own your shares through your dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, and Centennial California Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts") if available for sale in your state of residence by contacting your broker or dealer and obtaining a Prospectus of the Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES? Direct shareholders can exchange shares of the Trust for Class A shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

   o Shares of the fund selected for exchange must be available for sale in your state of residence.

   o The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.

   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.

   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds. For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust.

      You may pay a sales charge when you exchange shares of the Trust. Because shares of the Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of the Trust for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of the Trust purchased by reinvesting distributions from the Trust or other Oppenheimer funds (except Oppenheimer Cash Reserves), or shares of the Trust purchased by exchange of shares on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of the Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310. The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests? Direct shareholders may request exchanges in writing or by telephone:

   o Written Exchange Requests. Submit an Exchange Authorization Form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover.

   o Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1.800.525.9310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day. The Transfer Agent must receive requests to exchange shares of the Trust to funds other than the Centennial Trusts on a regular business day by the close of The New York Stock Exchange that day. The close is normally 4:00 P.M. but may be earlier on some days.

   o  Either  fund  may  delay  the  purchase  of  shares  of the  fund  you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

   o Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o The Trust may amend, suspend or terminate the exchange privilege at any time. The Trust will provide you notice whenever it is required to do so by applicable law, but it may impose these changes at any time for emergency purposes.

   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in the Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trust at any time. If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or making a payment via Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus and each annual and semi-annual report to shareholders having the same last name and address on the Trust's records. However, each shareholder may call the Transfer Agent at
      1.800.525.9310 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

DIVIDENDS. The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS. The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions? When you open your account, direct shareholders should specify on your application how you want to receive your dividends and distributions. You have four options:

o Reinvest All Distributions in the Trust. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.
o Reinvest Capital Gains Only. You can elect to reinvest some distributions (short-term capital gains or long-term capital gains) in the Trust while receiving dividends by check or having them sent to your bank account.
o Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o Reinvest Your Distributions in Another Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, all dividends will be automatically reinvested in additional shares of the Trust. Under the terms of the Automatic Purchase and Redemption Program, your broker-dealer can pay redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares only up to and including the date of such redemption.

TAXES. Dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Trust from interest it receives from New York municipal securities will be exempt from New York State and New York City personal income taxes. Dividends paid from municipal securities of other issuers normally will be treated as taxable ordinary income subject to New York State and New York City personal income taxes. Distributions of any net long-term capital gains distribution will be taxable as ordinary income for New York State and New York City personal income tax purposes.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions. Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information for the past 5 fiscal years ended June 30, 2000 has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information On Centennial New York Tax Exempt Trust:

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Trust or your account:

----------------------------------------------------------------------
By Telephone:                       Call Shareholder Services, Inc.
                                   toll-free:
                                    1.800.525.9310
----------------------------------------------------------------------
----------------------------------------------------------------------
By Mail:                            Write to:
                                    Shareholder Services, Inc.
                                    P.O. Box 5143
                                    Denver, Colorado 80217
----------------------------------------------------------------------

You can also obtain copies of the Statement of Additional Information and other Trust documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                        The Trust's shares are distributed by:
SEC File No. 811-5584                     Centennial Asset Management
Corporation
PR0780.001.1100
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL NEW YORK TAX EXEMPT TRUST

      Graphic material included in Prospectus of Centennial New York Tax Exempt Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund. Set forth below are the relevant data points that will appear on the bar chart.

----------------------------------------------------------
Calendar Year Ended:         Annual Total Returns
----------------------------------------------------------
----------------------------------------------------------
12/31/90                     5.22%
----------------------------------------------------------
----------------------------------------------------------
12/31/91                     3.88%
----------------------------------------------------------
----------------------------------------------------------
12/31/92                     2.19%
----------------------------------------------------------
----------------------------------------------------------
12/31/93                     1.62%
----------------------------------------------------------
----------------------------------------------------------
12/31/94                     2.03%
----------------------------------------------------------
----------------------------------------------------------
12/31/95                     3.14%
----------------------------------------------------------
----------------------------------------------------------
12/31/96                     2.67%
----------------------------------------------------------
----------------------------------------------------------
12/31/97                     2.88%
----------------------------------------------------------
----------------------------------------------------------
12/31/98                     2.66%
----------------------------------------------------------
----------------------------------------------------------
12/31/99
----------------------------------------------------------

-------------------------------------------------------------------------------
Centennial New York Tax Exempt Trust
-------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

Statement of Additional Information dated November 1, 2000

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2000. It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                         Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks
     The Trust's Investment Policies.............................
     Other Investment Strategies.................................
     Investment Restrictions.....................................
How the Trust is Managed.........................................
     Organization and History....................................
     Trustees and Officers of the Trust..........................
     The Manager.................................................
Service Plan.....................................................
Performance of the Trust.........................................

About Your Account
How To Buy Shares................................................
How To Sell Shares...............................................
How To Exchange Shares...........................................
Dividends and Taxes..............................................
Additional Information About the Trust...........................

Financial Information About the Trust
Independent Auditors' Report.....................................
Financial Statements.............................................

Appendix A: Securities Ratings................................A-1
Appendix B: Industry Classifications..........................B-1
Appendix C: Tax Equivalent Yield Tables.......................C-1

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation, will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time. The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Trust may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares. In such cases, the Trust may realize a capital gain or loss on the security.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds. We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

       |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

       |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although  the  principal  security  for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

       |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

       |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds. Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds. Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

       |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

       |_| Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

       |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

       |_|  Construction   Loan  Notes.   These  are  sold  to  provide  project
construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Tax Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:

      |_| the frequency of trades and price quotations for such securities; |_| the number of dealers or other potential buyers willing to purchase or sell such securities; |_| the availability of market-makers; and |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust. While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Ratings of Securities - Portfolio Quality and Diversification. Under Rule 2a-7 of the Investment Company Act, the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share. Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys. The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities".

      |_| Quality. Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization. Rating organizations are designated by the SEC. Eligible securities may be "first tier" or "second tier" securities. First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations. If only one rating organization has rated the security, it must be rated in the highest category for that rating organization. U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

      The Trust may also buy second tier "conduit securities". These eligible securities are securities rated by rating organizations but are not first tier securities. Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects. The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility. The Trust may not invest more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the board to determine its creditworthiness. These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization. Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees".

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager and/or the Board of Trustees may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Trust to dispose of it. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

      |_| Diversification. With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one issuer. It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security. The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer. For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized. For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security. For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation. If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security. A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities. If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee. In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer. If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer. And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer. However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

      |_| Maturity. The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of 397 days from the date of the investment unless that debt instrument is purchased subject to a demand feature which may not exceed 397 days and requires payment on not more than 30 days' notice. The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities. Rule 2a-7 defines how the maturities of these securities are determined. The Trust may buy these securities if their maturities do not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

      |_| Demand Features and Guarantees. Demand features and gurantees and some of their uses are described in the Prospectus. The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversifications requirements described above. The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment. An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price. The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features. The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks. The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised. If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere. Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party. The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

Floating Rate/Variable Rate Obligations. Floating rate and variable rate demand notes are tax-exempt obligations which may have a stated maturity in excess of 397 days from the purchase date, but may include features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year on not more than thirty days' notice at any time. The issuer of such notes normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the holder. The interest rate on a floating rate demand note is based on a stated prevailing market rate and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no more than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days may be subject to the limitations applicable to illiquid securities described in "Investment Objective and Policies - Illiquid and Restricted Securities" in the Prospectus.

When-Issued and Delayed Delivery Transactions. As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted. The purchase price and yield are fixed at the time the buyer enters into the commitment. During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from the investment. However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected. At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value. It will also identify on its books liquid assets equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons. There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Loans of Portfolio Securities. To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity in excess of 397 days from the purchase date. The Trust presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities. The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust must receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan. The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

      The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager. The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Repurchase Agreements. In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "Investment Company Act") collateralized by the underlying security. The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Special Investment Considerations - New York Municipal Securities. As explained in the Prospectus, the Trust's investments are highly sensitive to the fiscal stability of New York State (referred to in the section as the "State") and its subdivisions, agencies, instrumentalities or authorities, including New York City, which issue the municipal securities in which the Trust invests. The following information on risk factors in concentrating in New York municipal securities is only a summary, based on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to June 15, 1999 with respect to offerings of New York State, and on or prior to June 18, 1999 with respect to offerings by New York City. No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis. Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Trust invests.

      |X| Factors Affecting Investments in New York State Securities. The forecast of the State's economy shows continued expansion during the 1999 and 2000 calendar years, with employment growth gradually slowing from the 1998 calendar year. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing and government sectors are expected to post only small, if any, declines. On an average annual basis, the employment growth rate in the State is expected to be lower than in 1998. Personal income is expected to have recorded moderate gains in 1999. Wage growth in 1999 and 2000 is expected to have been slower than in the 1998 calendar year, because the recent robust growth in bonus payments has moderated.

      The forecast for continued growth, and any resultant impact on the State Plan, contains some uncertainties. Stronger-than-expected gains in employment and wages could lead to surprisingly strong growth in consumer spending. Investments could also remain robust. Conversely, net exports could plunge even more sharply than expected, with adverse impacts on the growth of both consumer spending and investment. The inflation rate may differ significantly from expectations due to the upward pressure of a tight labor market and the downward pressure of price reductions emanating from the current economic weakness in Asia. In addition, the State economic forecast could over- or under-estimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for declines in banking employment and the direction of employment change that is likely to accompany telecommunications and energy deregulation.

      The national economy has maintained a robust rate of growth with over 16.9 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added over 400,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains.

      The State's General Fund (the major operating Fund of the State) was projected in the 1999-2000 New York State Financial Plan (referred to in this section as the "State Plan") to be balanced on a cash basis for the 1999-2000 fiscal year. Total receipts and transfers from other funds are projected to reach $38.81 billion an increase of over $2.03 billion from the prior fiscal year, and disbursements and transfers to other funds are projected to be $37.14 billion, an increase of $524 million from the total disbursed in the prior fiscal year.

      Projections of total State receipts in the State Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under those taxes.

      Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

      In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions of the federal government have help to create projected structural budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

      |_|  State   Governmental   Funds   Group.    Substantially   all   State
non-pension   financial   operations   are   accounted   for  in  the   State's
governmental funds group. Governmental funds include:

      o the General Fund, which receives all income not required by law to be deposited in another fund;
      o Special Revenue Funds, which receive most of the money the State gets from the Federal government and other income the use of which is legally restricted to certain purposes;
      o Capital Projects Funds, used to finance the acquisition and construction of major capital facilities by the State and to aid in certain projects conducted by local governments or public authorities; and
      o Debt Service Funds, which are used for the accumulation of money for the payment of principal of and interest on long-term debt and to meet lease-purchase and other contractual-obligation commitments.

      |_| Local Government Assistance  Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing. The legislation authorized the corporation to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also dedicated revenues equal to one-quarter of the four-cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by the corporation and bonds issued to provide for capitalized interest. An exception is in cases where the Governor and the legislative leaders have certified the need for additional borrowing and have provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with the corporation's bondholders in the resolution authorizing such bonds.

      As of June 1995, the corporation had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. The impact of its borrowing, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X| Authorities. The fiscal stability of the State is related to the fiscal stability of its public Authorities. Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts, and restrictions set forth in their legislative authorization.

      Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for and housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are diverted, the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X| Ratings of the State's Securities. On January 13, 1992, Standard & Poor's reduced its ratings on the State's general obligation bonds from "A" to "A-" and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised its rating outlook assessment to "stable." On February 14, 1994, Standard & Poor's raised its outlook to "positive" and, on October 3, 1995, confirmed its A-rating. On August 28, 1997, Standard & Poor's revised its ratings on the State's general obligation bonds from A- to A and, in addition, revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt.

      On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from "A" to "Baa1." On October 2, 1995, Moody's reconfirmed its "A" rating of the State's general obligation long-term indebtedness. On February 10, 1997, Moody's confirmed its "A2" rating of the State's general obligation long-term indebtedness.

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating may be obtained from the rating agency furnishing the rating. There is no assurance that a particular rating will continue for any given period of time or that a rating will not be revised downward or withdrawn entirely, if, in the judgment of the agency originally establishing the rating, circumstances warrant. A downward revision or withdrawal of a ratings, could have an effect on the market price of the State municipal securities in which the Trust invests.

      |X| The State's General Obligation Debt. As of March 31, 1998, the State had approximately $4.74 billion in general obligation bonds outstanding. Principal and interest due on general obligation bonds were $742.1 million for the 1998-99 fiscal year and are estimated to be $695 million for the State's 1999-2000 fiscal year.

      |X| Pending Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. That litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws. These proceedings could affect adversely the financial condition of the State in the 1999-2000 fiscal year or thereafter.

      The State believes that the State Plan includes sufficient reserves for the payment of judgments that may be required during the 1999-2000 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount the State Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1999-2000 Financial Plan.

      In addition, the State is party to other claims and litigations that its legal counsel has advised are not probable of adverse court decisions or are not deemed to be materially adverse. Although, the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 1999-2000 fiscal year or thereafter.

      |X| Other Functions. Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's current fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1999-2000 fiscal year.

      |X| Factors Affecting Investments in New York City Municipal Securities. The fiscal health of New York City (the "City") has a more significant effect on the fiscal health of the State than any other municipality. The national economic downturn which began in July 1990 adversely affected the local economy which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product fell in those two years. Beginning in 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real Gross City Product increased, boosted by strong wage gains. After noticeable improvements in the City's economy during 1994, economic growth slowed in 1995. It improved commencing in calendar year 1996, reflecting improved securities industry earnings and employment in other sectors. Overall, the City's economic improvement accelerated significantly in 1997 and 1998. The City's current financial plan assumes that, after strong growth in 1993-1998 moderate economic growth will occur through calendar year 2003, with moderating job growth and wage increases.

      For each of the 1981 through 1998 fiscal years, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with generally accepted accounting principles. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2003 fiscal years (referred to below as the "2000-2003 Financial Plan", or "Financial Plan").

      The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1999 through 2003 contemplates the issuance of $10.091 billion of general obligation bonds and $5.34 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. In addition, it is currently expected that approximately $2.8 billion of bonds will be issued by the Tobacco Settlement Asset Securitization Corporation ("TSASC") and paid from revenues received from a settlement with leading tobacco companies. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. If TSASC is unable to issue bonds in the amount expected, the City will need to find another source of financing or substantially curtail or halt its capital program.

      In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority, Finance Authority and TSASC bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      The City Comptroller and other agencies and public officials issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecasted in the City's Financial Plan. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

      |X| 1999 Modification and 2000-2003 Financial Plan. The June 14, 1999 quarterly modification to the City's financial plan for fiscal year 1999 (referred to as the "1999 Modification") projects revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP. The Financial Plan for the 2000 through 2003 fiscal years, released on June 14, 1999, also projects revenues and expenditures for the 2000 fiscal year balanced in accordance with GAAP. The Financial Plan takes into account a projected decrease in tax revenues in fiscal years 2000 and 2001 and a projected increase in tax revenues in fiscal years 2002 and 2003, an increase in planned expenditures for health insurance and other agency spending increases. In addition, the Financial Plan includes proposed discretionary transfers in the fiscal year 1999 for debt service due in fiscal year 2000, in fiscal year 2000 for debt service due in fiscal year 2001, and in fiscal year 2001 for debt service due in fiscal year 2002. The Financial Plan also sets forth projections for the 2001 through 2003 fiscal years and projects gaps of $1.8 billion, $1.9 billion and $1.8 billion for the 2001 through 2003 fiscal years, respectively.

      The Financial Plan assumes that the Governor and the State Legislature approve extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999, and which is projected to provide revenue of $572 million, $585 million, $600 million and $638 million in 2000, 2001, 2002 and 2003 fiscal years, respectively. It assumes collection of the projected rent payments for the City's airports, totaling $365 million, $185 million and $155 million in the 2001 through 2003 fiscal years, respectively. A substantial portion of those collections may depend on the successful completion of negotiations with The Port Authority of New York and New Jersey or on the enforcement of the City's rights under the existing leases through pending legal actions. It also assumes State and federal approval of State and federal gap-closing actions proposed by the City and receipt of tobacco settlement funds providing revenues or expenditure offsets in annual amounts ranging between $250 million and $300 million. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors that could have a material effect on the City.

      Various actions proposed in the City's Financial Plan are uncertain. If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      |X| Ratings of the City's Bonds. Moody's Investors Service, Inc. has rated the City's general obligation bonds "A3." Standard & Poor's Ratings Group has rated those bonds "A-." Fitch, the international rating agency, has rated these bonds "A." Those ratings reflect only the views of Moody's, Standard & Poor's and Fitch from which an explanation of the significance of such ratings may be obtained. There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds. On July 10, 1995, Standard & Poor's revised its rating of City bonds downward to "BBB+." On July 16, 1998, Standard & Poor's revised its rating of City bonds upward to "A-." Moody's rating of City bonds was revised in February 1998 to "A3" from "Baal." On March 8, 1999, Fitch revised its rating of City bonds upward to "A."

      |X| The City's Outstanding Indebtedness. As of March 31, 1999, the City and the Municipal Assistance Corporation for the City of New York had, respectively, $26.817 billion and $3.194 billion of outstanding net long-term debt.

      The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

      |X| Pending Litigation. The City is a defendant in lawsuits pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged torts, alleged breaches of contracts, alleged violations of law and condemnation proceedings. For the fiscal year ended on June 30, 1998, the City paid $386 million for judgments and claims. The 1999 Modification and 2000-2003 Financial Plan include provision for the payment of claims of $391 million, $393 million, $407 million, $429 million and $448 million for the 1999 through 2003 fiscal years, respectively. As of June 30, 1998, the City estimates its potential future liability for outstanding claims against it to be $3.5 billion.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

     |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Trust's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the  Trust  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Trust.

      |_| The Trust cannot make loans, except that the Trust may purchase debt securities described in "Investment Objective and Policies" and repurchase agreements, and the Trust may lend its portfolio securities as described in the Statement of Additional Information;

      |_| The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

      |_| The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

      |_| The Trust cannot invest in real estate; however, the Trust may purchase debt securities issued by companies which invest in real estate or interests therein;

      |_| The Trust cannot purchase securities on margin or make short sales of securities;

      |_| The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

      |_| The Trust cannot underwrite securities of other companies except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

      |_| The Trust cannot purchase  securities of other  investment  companies,
except   in   connection   with  a   merger,   consolidation,   acquisition   or
reorganization.

|_| The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

      At a meeting held on August 22, 2000,  the Board of Trustees  recommended:
(i) the elimination of the Fund's fundamental investment policy with respect to investing in unseasoned issuers; and (ii) the amendment of the Fund's fundamental investment policy with respect to (a) investing in debt securities having a maturity in excess of one year from the date of purchase and (b) concentration of investments to prohibit the purchase of securities of companies in any one industry if 25% or more of its total assets would consist of securities of companies in that industry. The current and proposed language, if applicable, is set forth below. These changes are expected to be approved by shareholders on or about _____, 2000. If the changes are not approved by shareholders, the Manager will supplement this Statement of Additional Information to reflect that the changes were not approved.

A.    Investing in Securities of Issuers in Operation Less than Three Years.

---------------------------------------------------------------------
Current
---------------------------------------------------------------------
The Trust cannot invest more than 5% of the value of its total assets in securities of companies that have operated less than three years, including the operations of predecessors.
---------------------------------------------------------------------

B. Investing in Debt Securities Having a Maturity Greater than One Year.

---------------------------------------------------------------------
Current                            Proposed
---------------------------------------------------------------------

     As a fundamental policy, the As a fundamental policy, the Trust may not invest in any debt Trust may not invest in any debt instrument having a maturity in instrument having a maturity in excess of one year from the date excess of the time period of the investment. provided for in Rule 2a-7, or any other applicable rule. The Trust cannot enter into a The Trust cannot enter into a repurchase agreement or purchase repurchase agreement or purchase a security subject to a call if a security subject to a call if the scheduled repurchase or the scheduled repurchase or redemption date is greater than redemption date is greater than one year. the time period provided for in Rule 2a-7, or any other applicable rule. The Trust cannot invest in any The Trust cannot invest in any debt instrument having a maturity debt instrument having a in excess of one year from the maturity in excess of 397 days date of purchase, unless from the date of purchase, purchased subject to a demand unless purchased subject to a feature which may not exceed one demand feature which may not year and requires payment on not exceed 397 days and requires more than 30 days' notice. payment on not more than 30 days' notice in excess of the time period provided for in Rule
2a-7,          or          any          other          applicable          rule.
---------------------------------------------------------------------

C.    The Trust's Concentration Policy.

---------------------------------------------------------------------
Current                            Proposed
---------------------------------------------------------------------
---------------------------------------------------------------------
The Trust cannot invest more than  The Trust cannot invest 25% or
25% of its total assets in any     more of its total assets in any
one industry; however, for the     one industry; however, for the
purposes of this restriction       purposes of this restriction,
municipal securities and U.S.      municipal securities and U.S.
government obligations are not     government obligations are not
considered to be part of any       considered to be part of any
single industry.                   single industry.
---------------------------------------------------------------------

      For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

      In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the Trust may own. Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or Statement of Additional Information will be supplemented to reflect the change.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Trust Is Managed

Organization and History. The Trust is an open-end, non-diversified management investment company organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

      The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      |X| Classes of Shares. The Trust has a single class of shares of stock. While that class has no designation, it is deemed to be the equivalent of Class A for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds. Shares of the Trust are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the Trust available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the outstanding shares of the Trust, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |_| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Trust under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Capital Income Fund  Oppenheimer   Senior  Floating
                                    Rate Fund
Oppenheimer Cash Reserves        Oppenheimer  Strategic  Income
                                 Fund
Oppenheimer Champion Income Fund Oppenheimer    Total    Return
                                   Fund, Inc.
Oppenheimer High Yield Fund      Oppenheimer  Variable  Account
                                 Funds
Oppenheimer  International  Bond Panorama Series Fund, Inc.
Fund
Oppenheimer Integrity Funds      Centennial  America  Fund,  L.P.
Oppenheimer         Limited-Term Centennial    California   Tax
Government Fund                  Exempt Trust
Oppenheimer  Main Street  Funds, Centennial Government Trust
Inc.
Oppenheimer  Main  Street  Small Centennial Money Market Trust
Cap Fund
Oppenheimer Municipal Fund       Centennial    New   York   Tax
                                  Exempt Trust
Oppenheimer Real Asset Fund      Centennial Tax Exempt Trust

Robert G. Avis*, Trustee, Age: 68
One North Jefferson Ave., St. Louis, Missouri 63103
Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (general partnership of private equity funds), Director of A.G. Edwards & Sons, Inc. (a broker-dealer) and Director of A.G. Edwards Trust Companies (trust companies), formerly, Vice Chairman of A.G. Edwards & Sons, Inc. and A.G. Edwards, Inc. (its parent holding company) and Chairman of A.G.E. Asset Management (an investment advisor).

Sam Freedman, Trustee, Age: 59
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp.
and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age: 70
44 Portland Drive, St. Louis, Missouri 63131
Director  of  Wave  Technologies  International,   Inc.  (a  computer  products
training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age: 77
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 78
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Trustee, Age: 51
Two World Trade Center, New York, New York 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Manager;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 65 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.

Michael A. Carbuto, Vice President and Portfolio Manager, Age: 44
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager and Centennial Asset Management Corporation (since May 1988); an officer of other Oppenheimer funds.

Andrew J. Donohue, Vice President and Secretary, Age: 49
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November
1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Remuneration of Trustees. The officers of the Trust and certain Trustees of the Trust (Ms. Macaskill and Mr. Swain) who are affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended June 30, 2000. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and is compensation received as a trustee, director, managing general partner or member of a committee of the Board during the calendar year 1999.

  ------------------------------------------------------------------
                           Aggregate       Total Compensation
  Trustee's Name           Compensation    from all Denver-Based
  and Other Positions      from Trust      Oppenheimer Funds1
  ------------------------------------------------------------------
  ------------------------------------------------------------------

  Robert G. Avis           $256            $67,998

  ------------------------------------------------------------------
  ------------------------------------------------------------------

  William A. Baker2        $260            $69,998

  ------------------------------------------------------------------
  ------------------------------------------------------------------

  Sam Freedman             $279            $73,998
  Review Committee Member

                          -----------------------------------------
  ------------------------------------------------------------------

  Raymond J. Kalinowski    $279            $73,998
  Audit Committee Member

                           -----------------------------------------
  ------------------------------------------------------------------

  C. Howard Kast           $291            $76,998
  Audit and Review
  Committee Chairman

  ------------------------------------------------------------------
                           -----------------------------------------

  Robert M. Kirchner       $256            $67,998
  Audit Committee Member
                           -----------------------------------------
  ------------------------------------------------------------------

  Ned M. Steel2            $256            $67,998

  ------------------------------------------------------------------
1.    For the 1999 calendar year.
2. Effective July 1, 2000, Messrs. Baker and Steel resigned as Trustees of the Trust.

       Deferred Compensation Plan for Trustees. The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share. This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

      |X| Major Shareholders. As of ________, 2000 the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. ("Edwards"), 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned ______________ shares of the Trust which was _____% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager. The Manager, Centennial Asset Management Corporation, is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust. The Manager selects securities for the Trust's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust. The investment advisory agreement lists examples of expenses paid by the Trust. The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

----------------------------------------------------------------------
 Fiscal Year     Management Fee Paid to Centennial Asset Management
 ending 6/30                        Corporation
----------------------------------------------------------------------
----------------------------------------------------------------------
     1998                             $269,488
----------------------------------------------------------------------
----------------------------------------------------------------------
     1999                             $296,653
----------------------------------------------------------------------
----------------------------------------------------------------------
     2000
----------------------------------------------------------------------

      The Manager has temporarily undertaken to assume any expenses of the Trust in any fiscal year they exceed 0.80% of the Trust's average annual net assets. The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations. Any assumption of the Trust's expenses under this arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed. The Manager reserves the right to terminate or amend this undertaking at any time. For the fiscal years ended June 30, 1998, 1999 and 2000 the management fees payable by the Trust to the Manager would have been $269,488, $258,691 and $_______, respectively, without the Manager's voluntary expense assumption. Those amounts do not reflect the effect of the expense assumptions of $24,124, $37,962 and $_______, respectively, in those periods by the Manager.

    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      |X| The Distributor. Under its General Distributor's agreement with the Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Trust's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the Trust's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Trust. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X| Service Plan Fees. Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares. The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2000 payments under the plan totaled $________, all of which was paid by the Distributor to recipients. That included $___ paid to an affiliate of the Distributor's parent company. For the fiscal year ended June 30, 2000, the Manager paid, in the aggregate, $______ in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology. The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Trust's performance as of the Trust's most recent fiscal year end. You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Trust's   performance   information  as  a  basis  for  comparisons  with  other
investments:

     |_| Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model. |_| An investment in the Trust is not insured by the FDIC or any other government agency. |_| The Trust's yield is not fixed or guaranteed and will fluctuate. |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

       |_| Yields. The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated federal tax rate. The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt. The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

      The Trust's tax equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Exhibit D includes a tax equivalent yield table, based on various effective tax brackets for individual taxpayers. Such tax brackets are determined by a taxpayer's federal taxable income (the net amount subject to federal income tax after deductions and exemptions). The tax equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply and that state income tax payments are fully deductible for income tax purposes. For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. The Trust's tax equivalent yield for the seven-day period ended June 30, 2000 was 4.34%. Its tax-equivalent compounded effective yield for the same period was 4.39% for an investor in the highest federal tax bracket.

        Total Return Information. There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Trust uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                  1/n
                              ERV
                              --- - 1 = Average Annual Total Return
                               P

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              ----- = Total Return
                                P

----------------------------------------------------------------------
    Yield       Compounded       Average Annual Total Returns (at
(7 days ended    Effective                   6/30/00)
   6/30/00)        Yield
                  (7 days
                   ended
                 6/30/00)
----------------------------------------------------------------------
----------------------------------------------------------------------

                                1-Year       5 Years      10 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

    -----%        -----%        -----%        -----%       -----%
----------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Trust's performance. The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate MonitorJ) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Trust's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them. Those ratings or rankings of investor/shareholder services by third parties may compare the services provided to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share. Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust. Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:

(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3) authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6) acknowledges  and agrees that neither the Trust nor its bank shall incur
    any  liability  for  that  amendment  or  termination  of   checkwriting
    privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

                                    Oppenheimer  Main  Street  Growth &
Oppenheimer Bond Fund               Income Fund
Oppenheimer Capital Appreciation Oppenheimer Main Street Small Cap Fund Fund Oppenheimer Capital Preservation Oppenheimer MidCap Fund Oppenheimer California Municipal Oppenheimer Multiple Strategies Fund Fund Oppenheimer Champion Income Fund Oppenheimer Municipal Bond Fund Oppenheimer Convertible Securities Fund Oppenheimer New York Municipal Fund
                                    Oppenheimer  New  Jersey  Municipal
Oppenheimer Developing Markets Fund Fund
                                    Oppenheimer  Pennsylvania Municipal
Oppenheimer Discovery Fund          Fund
Oppenheimer  Emerging  Technologies Oppenheimer  Quest  Balanced  Value
Fund                                Fund
                                    Oppenheimer   Quest  Capital  Value
Oppenheimer Enterprise Fund         Fund, Inc.
                                    Oppenheimer   Quest   Global  Value
Oppenheimer Capital Income Fund     Fund, Inc.
                                    Oppenheimer    Quest    Opportunity
Oppenheimer Europe Fund             Value Fund
                                    Oppenheimer  Quest  Small Cap Value
Oppenheimer Florida Municipal Fund  Fund
Oppenheimer Global Fund             Oppenheimer Quest Value Fund, Inc.
Oppenheimer  Global Growth & Income
Fund                                Oppenheimer Real Asset Fund
Oppenheimer    Gold    &    Special
Minerals Fund                       Oppenheimer Strategic Income Fund
                                    Oppenheimer   Total   Return  Fund,
Oppenheimer Growth Fund             Inc.
Oppenheimer   High  Yield  Fund   Oppenheimer   Trinity  Core  Fund  Oppenheimer
Intermediate   Municipal  Fund  Oppenheimer   Trinity  Growth  Fund  Oppenheimer
International Bond Fund Oppenheimer Trinity Value Fund Oppenheimer International Growth Fund Oppenheimer U.S. Government Trust Oppenheimer International Small Limited-Term New York Municipal Company Fund Fund Oppenheimer Large Cap Growth Fund Rochester Fund Municipals Oppenheimer Limited-Term Government Fund

and the following money market funds:
                                    Centennial   New  York  Tax  Exempt
                                      Trust
Centennial America Fund, L. P.      Centennial Tax Exempt Trust
Centennial  California  Tax  Exempt
Trust                               Oppenheimer Cash Reserves
                                    Oppenheimer   Money   Market  Fund,
Centennial Government Trust         Inc.
Centennial Money Market Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge. Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

      |_| Limits on Multiple Exchange Orders. The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Trust, the Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time. Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60-day notice is not required in extraordinary circumstances.


Dividends and Taxes

Tax Status of the Trust's Dividends and Distributions. The Trust intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

     A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities); (2) income from securities loans; (3) income or gains from options or futures; or (4) an excess of net short-term capital gain over net long-term capital loss from the Trust.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Trust shares within six months of purchase (which period may be shortened by regulation) will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      In any year in which the Trust qualifies as a regulated investment company under the Internal Revenue Code, the Trust will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt interest dividends that will be exempt from New York State and New York City personal income tax. That exemption applies to the extent that the Trust's distributions are attributable to interest on New York municipal securities. Distributions from the Trust attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York income tax as ordinary income.

      Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Trust. Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the New York alternative minimum tax.

      Under the Internal Revenue Code, by December 31 each year the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. However, the Trust's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Trust. Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor. The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor. The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent. Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Trust's assets. The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Trust. They audit the Trust's financial statements and perform other related audit services. They also act as auditors for the Manager and OFI and for certain other funds advised by the Manager and its affiliates.

                                   Appendix A

-------------------------------------------------------------------------------
                        Description of Securities Ratings
-------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short-Term Debt Ratings.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.


Standard & Poor's Ratings Services
-------------------------------------------------------------------------------

The following ratings by Standard & Poor's for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch
-------------------------------------------------------------------------------

Fitch, the international rating agency, assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+". F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Thomson BankWatch, Inc.
-------------------------------------------------------------------------------

The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's  Investors Service, Inc.
-------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

-------------------------------------------------------------------------------
Standard & Poor's Ratings Services
-------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:   A strong  capacity to pay  interest and repay  principal  and differ from
"AAA" rated issues only in small degree.

Fitch
-------------------------------------------------------------------------------

AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Thomson BankWatch, Inc.
-------------------------------------------------------------------------------

TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating

                                   Appendix B

-------------------------------------------------------------------------------
                            Industry Classifications
-------------------------------------------------------------------------------

Adult Living Facilities Education Electric Gas General Obligation Higher Education Highways Hospital Lease Rental Manufacturing, Durables Manufacturing, Non Durables Marine/Aviation Facilities Multi-Family Housing Pollution Control Resource Recovery Sales Tax Sewer Single Family Housing Special Assessment Telephone Water

                                   Appendix C

-------------------------------------------------------------------------------
                           TAX EQUIVALENT YIELD TABLES
-------------------------------------------------------------------------------

The equivalent yield tables below compare tax-free income with taxable income under federal, New York State and New York City income tax rates effective January 1, 1999. Combined taxable income refers to the net amount subject to (i) federal and New York State income tax as to the first two tables below and (ii) federal, New York State and New York City income tax as to the third and fourth tables below, in each case after deductions and exemptions. The tables assume that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the Alternative Minimum Tax and that New York State and local income tax payments are fully deductible for federal income tax purposes. They do not reflect the phaseout of itemized deductions and personal exemptions at higher income levels, resulting in higher effective tax rates and tax equivalent yields.

New York State Residents  Combined Taxable Income

                                        Centennial  New York Tax  Exempt  Trust
Yield of:
Joint Return                            Effective Tax Bracket    2.0%   2.5%
------------                            ---------------------
3.0%      3.5%   4.0%                   4.5%
        But
Over    Not Over FederalNYS   Combined Is   Approximately   Equivalent  to  a
Taxable Yield of:

$ 22,000         $ 26,000     15.0%    5.25% 22.62% 2.58% 3.23%  3.88%  4.52%
5.17%   5.82%
$ 26,000         $ 40,000     15.0%    5.90% 23.17% 2.60% 3.25%  3.90%  4.56%
5.21%   5.86%
$ 40,000         $ 43,050     15.0%    6.85% 23.98% 2.63% 3.29%  3.95%  4.60%
5.26%   5.92%
$ 43,050         $ 45,000     28.0%    6.85% 35.61% 3.11% 3.88%  4.66%  5.44%
6.21%   6.99%
$ 45,000         $ 90,000     28.0%    6.85% 35.65% 3.11% 3.88%  4.66%  5.44%
6.22%   6.99%
$ 90,000         $104,050     28.0%    6.85% 35.69% 3.11% 3.89%  4.66%  5.44%
6.22%   7.00%
$104,050         $158,550     31.0%    6.85% 38.37% 3.25% 4.06%  4.87%  5.68%
6.49%   7.30%
$158,550         $283,150     36.0%    6.85% 42.83% 3.50% 4.37%  5.25%  6.12%
7.00%   7.87%
$283,150                39.6% 6.85%    46.05%3.71%  4.63% 5.56%  6.49%  7.41%
8.34%

                                       Centennial  New  York Tax  Exempt  Trust
Yield of:
Single Return    Effective Tax Bracket 2.0%  2.5%   3.0%  3.5%   4.0%   4.5%
-------------    ---------------------
        But
Over    Not Over FederalNYS   Combined Is   Approximately   Equivalent  to  a
Taxable Yield of:

$ 25,000         $ 25,750     15.0%    6.85% 24.03% 2.63% 3.29%  3.95%  4.61%
5.27%   5.92%
$ 25,750         $ 50,000     28.0%    6.85% 35.65% 3.11% 3.88%  4.66%  5.44%
6.22%   6.99%
$ 50,000         $ 62,450     28.0%    6.85% 35.69% 3.11% 3.89%  4.66%  5.44%
6.22%   7.00%
$ 62,450         $130,250     31.0%    6.85% 38.37% 3.25% 4.06%  4.87%  5.68%
6.49%   7.30%
$130,250         $283,150     36.0%    6.85% 42.83% 3.50% 4.37%  4.25%  6.12%
7.00%   7.87%
$283,150                39.6% 6.85%    46.05%3.71%  4.63% 5.56%  6.49%  7.41%
8.34%

New York City Residents  Combined Taxable Income

                                        Centennial  New York Tax  Exempt  Trust
Yield of:
Joint Return                            Effective Tax Bracket    2.0%   2.5%
------------                            ---------------------
3.0%      3.5%   4.0%                   4.5%
        But
Over    Not Over FederalNYC   Combined Is   Approximately   Equivalent  to  a
Taxable Yield of:

$ 22,000         $ 26,000     15.0%    3.71% 22.62% 2.58% 3.23%  3.88%  4.52%
5.17%   5.82%
$ 26,000         $ 40,000     15.0%    3.71% 23.17% 2.60% 3.25%  3.90%  4.56%
5.21%   5.86%
$ 40,000         $ 43,050     15.0%    3.71% 23.98% 2.63% 3.29%  3.95%  4.60%
5.26%   5.92%
$ 43,050         $ 45,000     28.0%    3.71% 35.61% 3.11% 3.88%  4.66%  5.44%
6.21%   6.99%
$ 45,000         $ 90,000     28.0%    3.77% 35.65% 3.11% 3.88%  4.66%  5.44%
6.22%   6.99%
$ 90,000         $104,050     28.0%    3.83% 35.69% 3.11% 3.89%  4.66%  5.44%
6.22%   7.00%
$104,050         $158,550     31.0%    3.83% 38.37% 3.25% 4.06%  4.87%  5.68%
6.49%   7.30%
$158,550         $283,150     36.0%    3.83% 42.83% 3.50% 4.37%  5.25%  6.12%
7.00%   7.87%
$283,150                39.6% 3.83%    46.05%3.71%  4.63% 5.56%  6.49%  7.41%
8.34%

                                       Centennial  New  York Tax  Exempt  Trust
Yield of:
Single Return    Effective Tax Bracket 2.0%  2.5%   3.0%  3.5%   4.0%   4.5%
-------------    ---------------------
        But
Over    Not Over FederalNYC   Combined Is   Approximately   Equivalent  to  a
Taxable Yield of:

$ 25,000         $ 25,750     15.0%    3.77% 24.03% 2.63% 3.29%  3.95%  4.61%
5.27%   5.92%
$ 25,750         $ 50,000     28.0%    3.77% 35.65% 3.11% 3.88%  4.66%  5.44%
6.22%   6.99%
$ 50,000         $ 62,450     28.0%    3.83% 35.69% 3.11% 3.89%  4.66%  5.44%
6.22%   7.00%
$ 62,450         $130,250     31.0%    3.83% 38.37% 3.25% 4.06%  4.87%  5.68%
6.49%   7.30%
$130,250         $283,150     36.0%    3.83% 42.83% 3.50% 4.37%  4.25%  6.12%
7.00%   7.87%
$283,150                39.6% 3.83%    46.05%3.71%  4.63% 5.56%  6.49%  7.41%
8.34%

-------------------------------------------------------------------------------
Centennial New York Tax Exempt Trust
-------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202


PX0780.001.1100

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Amended Declaration of Trust dated February 1, 1990: Previously filed with Post-Effective Amendment No. 3 (1/30/90), and refiled with Registrant's Post-Effective Amendment No. 9 (11/1/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(b) Amended By-Laws dated June 26, 1990: Previously filed with Registrant's Post-Effective Amendment No. 6 (10/29/91), and refiled with Registrant's
Post-Effective Amendment No. 9 (11/1/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   Specimen   Share   Certificate:   Previously   filed  with   Registrant's
Post-Effective Amendment No. 14 (8/27/99).

(d) Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective Amendment No. 5 (10/29/90), refiled with Registrant's Post-Effective Amendment No. 9 (11/1/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e) (i) General Distributor's Agreement Centennial Asset Management Corporation dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 8 (10/28/93), and incorporated herein by reference.

      (ii) Sub-Distributor's Agreement between Centennial Asset Management Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
      Previously filed with Registrant's Post-Effective Amendment No. 8 (10/28/93), and incorporated herein by reference.

      (iii)Form of Dealer Agreement of Centennial Asset Management Corporation (formerly Centennial Capital Corporation): Previously filed with Post-Effective Amendment No. 6 of Centennial Government Trust (Reg. No. 2-75912), (10/26/84), and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.

(g)  Custodian  Agreement  dated  December  22,  1988:   Previously  filed  with
Registrant's Post-Effective Amendment No. 6 (10/21/91), refiled with Registrant's Post-Effective Amendment No. 9 (11/1/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(h)   Not applicable.

(i) Opinion and Consent of Counsel dated September 22, 1987: Previously filed with Registrant's Pre-Effective Amendment No. 1 (11/28/88), refiled with Registrant's Post-Effective Amendment No. 9 (11/1/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent:  Not applicable..

(k)   Not applicable.

(l) Investment letter from Oppenheimer Management Corporation to Registrant dated December 5, 1988: Previously filed with Registrant's Pre-Effective Amendment No. 1 (11/28/88), and refiled with Registrant's Post-Effective
Amendment No. 9, (11/1/94) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m) Service Plan and Agreement between Registrant and Centennial Asset Management Corporation under Rule 12b-1 dated August 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 8, (10/28/93), and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through July 24, 1999: Filed by with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), (8/31/99), and incorporated herein by reference.

(o) Powers of Attorney (including Certified Board resolutions): Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Total Return Fund, Inc. (Reg. No. 2-11052), (4/30/99), Brian W. Wixted and incorporated herein by reference. Filed with Registrant's Post-Effective Amendment No. 25 (10/28/98) George Bowen; Filed with Registrant's Post Effective Amendment No. 23 (10/8/96) Sam Freedman and
Bridget Macaskill and with Registrant's Post Effective Amendment No. 20 (10/29/93) (all others), and incorporated herein by reference

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the initial Registration Statement of Oppenheimer Emerging Technologies Fund (Reg. No. 333-32108), March 10, 2000, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

          None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with Centennial Asset          Other Business and Connections
Management Corporation         During the Past Two Years

Michael Carbuto,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial Asset Management Corporation.

Andrew J. Donohue,
President and Director         Executive   Vice  President   (since   September
                               1993),  and a director  (since  January 1992) of
                               the   Distributor;   Executive  Vice  President,
                               General  Counsel and a director  of  HarbourView
                               Asset   Management   Corporation,    Shareholder
                               Services,  Inc., Shareholder Financial Services,
                               Inc. and Oppenheimer  Partnership Holdings, Inc.
                               since   (September   1995);   President   and  a
                               director   of   Centennial    Asset   Management
                               Corporation  (since September  1995);  President
                               and  a  director  of   Oppenheimer   Real  Asset
                               Management,   Inc.(since  July  1996);   General
                               Counsel  (since May 1996) and  Secretary  (since
                               April 1997) of  Oppenheimer  Acquisition  Corp.;
                               Vice President and Director of  OppenheimerFunds
                               International,  Ltd. and Oppenheimer  Millennium
                               Funds plc (since October 1997); an officer of other Oppenheimer funds.

Katherine P. Feld,
Secretary                      and Director Vice  President and Secretary of the
                               Distributor;   Secretary  of  HarbourView   Asset
                               Management  Corporation,   and  Centennial  Asset
                               Management Corporation; Secretary, Vice President and Director of Centennial Capital Corporation;
                               Vice President and Secretary of Oppenheimer  Real
                               Asset Management, Inc.

Ray Olson,                     Assistant Vice President of OFI; Assistant Vice
Treasurer                      President and Treasurer, OFDI.

Brian W. Wixted                Senior  Vice  President  and  Treasurer  of OFI;
                               (April
Assistant Treasurer            1999);  Vice  President  and  Treasurer of OFDI;
                               formerly Principal and    Chief        Operating
                               Officer,   Bankers  Trust  Company  Mutual  Fund
                               Service  Division  (March  1995 -  March  1999);
                               Vice  President and Chief  Financial  Officer of
                               CS  First  Boston  Investment  Management  Corp.
                               (September   1991  -  March   1995);   and  Vice
                               President and Accounting Manager,  Merrill Lynch
                               Asset  Management  (November  1987  -  September
                               1991).
Carol E. Wolf,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer  funds;  Vice President of OFI; Vice
                               President  Finance  and  Accounting;   Point  of
                               Contact: Finance Supporters of Children:  Member
                               of   the   Oncology   Advisory   Board   of  the
                               Children's Hospital.

The Oppenheimer funds include the New York-based Oppenheimer funds, the Denver-based Oppenheimer funds and the Oppenheimer Quest/Rochester funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Capital Preservation Fund Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Trinity Core Fund Oppenheimer Trinity Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

                                               Positions and
Name & Principal         Positions & Offices   Offices with
Business Address         with Underwriter      Registrant

Michael Carbuto(1)       Vice President        Vice President of Centennial
                                               California Tax Exempt Trust,
                                               Centennial New York Tax
                                               Exempt Trust, and Centennial
                                               Tax Exempt Trust

Andrew J. Donohue(1)     President and Director   Vice President and
                                                  Secretary

Katherine P. Feld(1)     Secretary and Director     None

Ray Olson                Treasurer             None

Brian W. Wixted          Assistant Treasurer   None

Carol E. Wolf(2)         Vice President        Vice President of Centennial
                                               Government Trust,
                                               Centennial Money Market
                                               Trust and Centennial
                                               America Fund, L.P.

-----------------------
(1) Two World Trade Center, New York, NY 10048-0203
(2) 6803 South Tucson Way, Englewood, CO 80112

      (c)  Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 25th day of August, 2000.

                                    CENTENNIAL NEW YORK TAX EXEMPT TRUST


                                    By:  /s/ James C. Swain*
                                        James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                     Title                Date

/s/ James C. Swain*            Chairman of the      August 25, 2000
-------------------            Board of Trustees
James C. Swain                 Principal Executive
                               Officer and Trustee

/s/ George C. Bowen*           Trustee              August 25, 2000
-------------------
George C. Bowen

/s/ Bridget A. Macaskill*      President and        August 25, 2000
-------------------            Trustee
Bridget A. Macaskill

/s/ Robert G. Avis*            Trustee              August 25, 2000
-------------------
Robert G. Avis

/s/ Jon S. Fossel              Trustee              August 25, 2000
-------------------
Jon S. Fossel

/s/ Sam Freedman*              Trustee              August 25, 2000
-------------------
Sam Freedman

/s/ Raymond J. Kalinowski*     Trustee              August 25, 2000
--------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*            Trustee              August 25, 2000
--------------------------
C. Howard Kast

/s/ Robert M. Kirchner*        Trustee              August 25, 2000
--------------------------
Robert M. Kirchner

/s/ Brian W. Wixted*           Treasurer            August 25, 2000
--------------------------
Brian W. Wixted



*By:  /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                  EXHIBIT INDEX


Exhibit No.          Description

None



n1a\780\780ptc_00(a)